Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 5. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Bancorp’s deferred tax assets and liabilities as of December 31, 2011 and 2010 are as follows (in thousands):

	September 30,	September 30,
	2011	2010
Deferred tax assets:
Provision for loan losses not currently deductible	$958	890
Write-down of other real estate not currently deductible	627	224
Deferred compensation	1,745	1,655
Loan origination costs not currently deductible	331	318
Accrued interest on non-accrual loans	98	91
Underfunded pension	468	835
Losses on defined benefit plan assets	2,340	1,325
Unrealized losses on securities available-for-sale	—	988

Gross deferred tax asset	6,567	6,326

	2011	2010
Deferred tax liabilities:
Book basis of fixed assets greater than tax	(2,815)	(2,851)
Discount accretion	64	(10)
Prepaid pension obligation	(703)	—
Unrealized gains on securities available-for-sale	(5)	—

Gross deferred tax liability	(3,459)	(2,861)

Net deferred tax asset	$3,108	3,465

The Bancorp has evaluated the need for a valuation allowance and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

Income taxes consisted of the following components for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	September 30,	September 30,	September 30,
	2011	2010	2009

Currently payable	$1,948	1,946	1,519
Deferred	(559)	(398)	(84)

Total income taxes	$1,389	1,548	1,435

Income taxes amounted to less than the amounts computed by applying the U.S. Federal income tax rate of 34% to income before taxes. The reasons for the differences for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Taxes computed at statutory rate	$1,877	34.0	2,198	34.0	1,614	34.0
Increase (decrease) in taxes resulting from:
Tax exempt life insurance income (net of expense)	(83)	(1.5)	(151)	(2.3)	(61)	(1.3)
Tax exempt interest income	(317)	(5.7)	(300)	(4.6)	(141)	(3.0)
Tax credits available	—	—	(181)	(2.8)	—	—
Miscellaneous permanent differences	(88)	(1.6)	(18)	(0.3)	23	0.5

	$1,389	25.2	1,548	24.0	1,435	30.2

The Bancorp adopted policies for income taxes which prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken on income tax returns. There were no material uncertain tax positions at December 31, 2011. The Bancorp does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months.

It is the Bancorp’s policy to recognize interest and penalties accrued relative to unrecognized tax benefits in income tax expense. As of December 31, 2011, no interest or penalties were accrued on the Bancorp’s Consolidated Balance Sheet.

The Bancorp and its subsidiary file consolidated income tax returns with federal and Mississippi taxing authorities. Its filed income tax returns are no longer subject to examination by taxing authorities for years prior to 2008.